Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

		Successor		Predecessor
	Maturities	December 31, 2024	Interest Rates	December 31, 2023	Interest Rates
Series 1 promissory notes ..........................	2025 - 2026	$725	12% - 15%	$1,911	9% - 15%
Related party notes ....................................	2024 - 2025	14,000	8% - 15.99%	1,000	—%
Convertible promissory notes ....................		—		6,634	8%
WTI Facility ..............................................	2028	20,000	13.50%	—
Total Notes Payable ................................		34,725		9,545
Less: unamortized debt discount ...............		(6,446)		(2,133)
Less: current portion of related party notes payable ..........................................		(14,000)		(1,000)
Less: current portion of notes payable .......		(625)		(912)
Total Long-term Notes ..........................		$13,654		$5,500

Maturity of Borrowings	The Company’s notes payable, excluding debt issuance costs, and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2025 ......................................................................................................................................................	$14,625
2026 ......................................................................................................................................................	7,295
2027 ......................................................................................................................................................	8,244
2028 ......................................................................................................................................................	4,561
Total Debt ...........................................................................................................................................	$34,725

Debt Conversion	Noteholders converted their Series 1 promissory notes into Class B Preferred Units as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Principal amount ...........................................................................	$—	$396	$1,310
Number of shares ..........................................................................	—	40,829	135,133

Extensions of Promissory Notes	Extensions on Series 1 promissory notes were as follow:

		Successor	Predecessor
	Interest Rate	December 31, 2024	December 31, 2023
Principal amount of 1st extension promissory notes .....................	12%	$122	$829
Principal amount of 2nd extension promissory notes ...................	15%	$603	$890

Interest Expense	Interest expense on Series 1 promissory notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest .....................................	$29	$138	$297
Interest attributable to amortization of issuance costs ....................	—	—	32
Total interest expense ..................................................................	$29	$138	$329
Interest expense on the related party notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Total interest expense ..................................................................	$611	$932	$—
Interest expense on the 2025 Notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest ....................................	$—	$120	$583
Interest attributable to amortization of implied discounts .............	—	231	456
Total interest expense ................................................................	$—	$351	$1,039
Interest expense on this facility was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest ....................................	$352	$—	$—
Interest attributable to amortization of issuance costs ..................	248	—	—
Total interest expense ................................................................	$600	$—	$—